DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
DEPOSITS FOR NON-CURRENT ASSETS
DEPOSITS FOR NON-CURRENT ASSETS

14.DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment*	4,646	174,883	23,959
	4,646	174,883	23,959
*

The remaining contractual obligations associated with these purchase contracts are approximately RMB271,876 and RMB190,488 (US$26,097)as at December 31, 2023 and 2024 respectively, which are included in the amount disclosed as purchase commitments in note 28. The addition in 2024 was mainly due to the increase in prepayment for proton therapy equipment. The Group recognized impairment loss on deposits for noncurrent assets of nil, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively. The amount of written off for the gross amount of deposits and the allowance is nil and nil for the years ended December 31, 2023 and 2024, respectively, since those deposits are deemed uncollectible.

As at December 31, 2023 and 2024, certain of the Group’s deposits for non-current assets with a total net book value of nil and nil were pledged for other borrowings of nil and nil, respectively.